UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St. Boston, MA 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Investment Changes/Performance (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes/Performance (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity® Massachusetts
Municipal Income Fund

and

Fidelity Massachusetts Municipal Money Market Fund

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Massachusetts Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Massachusetts Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Fidelity Massachusetts Municipal Income Fund	.46%
Actual		$ 1,000.00	$ 988.60	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Fidelity Massachusetts Municipal Money Market Fund	.06%
Actual		$ 1,000.00	$ 1,000.05	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Education	19.5	18.5
Health Care	18.7	18.9
Special Tax	17.5	17.6
Water & Sewer	12.4	13.1
General Obligations	11.9	12.4
Weighted Average Maturity as of July 31, 2015
		6 months ago
Years	6.2	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2015
6 months ago
Years	7.1	6.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of July 31, 2015	As of January 31, 2015
AAA 10.3%	AAA 11.5%
AA,A 79.6%	AA,A 78.7%
BBB 5.8%	BBB 4.7%
BB and Below 1.5%	BB and Below 1.4%
Not Rated 1.8%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,812,062
Series 2008, 5.875% 10/1/18	1,900,000	2,029,732
		4,841,794
Massachusetts - 98.4%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,704,600
Boston Gen. Oblig. Series 2012 A:
5% 4/1/21	8,130,000	9,657,546
5% 4/1/22	2,050,000	2,462,542
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25 (Pre-Refunded to 5/1/19 @ 100)	1,725,000	1,973,469
5% 11/1/26 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,716,060
5% 11/1/28 (Pre-Refunded to 5/1/19 @ 100)	2,195,000	2,511,168
Series 2012 A, 4% 11/1/25	2,950,000	3,263,910
Sr. Series A, 5.25% 11/1/19	7,390,000	8,052,809
Braintree Gen. Oblig.:
Series 2009:
5% 5/15/23 (Pre-Refunded to 5/15/19 @ 100)	5,000,000	5,727,550
5% 5/15/24 (Pre-Refunded to 5/15/19 @ 100)	5,050,000	5,784,826
5% 5/15/26	2,300,000	2,828,011
5% 5/15/27	2,000,000	2,465,920
5% 5/15/28	600,000	740,946
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,030,587
5% 1/1/24	340,000	404,410
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,422,603
4% 12/1/24	1,360,000	1,515,924
Lowell Gen. Oblig. 5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,332,296
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,210
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	2,083,899
5% 11/1/21	1,730,000	2,048,545
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	410,000	436,621
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Series 1991 A:
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,055,000	$ 2,415,673
Series 1992 B, 6.2% 3/1/16	3,190,000	3,299,577
7% 3/1/21	610,000	736,026
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2008 A, 5.25% 7/1/34	24,750,000	27,446,018
Series 2012 A, 5% 7/1/22	6,110,000	7,325,890
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,134,547
5.25% 7/1/23	3,950,000	4,845,465
Series 2005 A, 5% 7/1/24	16,175,000	19,731,559
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,140,560
Series 2006 A:
5.25% 7/1/29	3,005,000	3,796,487
5.25% 7/1/32	6,745,000	8,559,742
Series 2010 B:
5% 7/1/26	1,000,000	1,163,890
5% 7/1/27	865,000	1,004,983
5% 7/1/28	1,000,000	1,157,220
5% 7/1/30	1,000,000	1,148,070
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,271,492
5% 7/1/30	3,725,000	4,234,543
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 13, 5% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	1,000,000	1,084,990
Series 2004 A:
5.25% 8/1/22	6,525,000	7,968,395
5.25% 2/1/24	1,170,000	1,457,247
5.25% 8/1/24	3,780,000	4,740,158
Series 6, 5.25% 8/1/19	30,000	30,110
Series 8:
5% 8/1/17	110,000	110,388
5% 8/1/20	105,000	105,362
Series 14:
5% 8/1/32	5,685,000	6,412,566
5% 8/1/38	8,390,000	9,408,630
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Clean Wtr. Trust: - continued
Series 18:
5% 2/1/28	$ 3,500,000	$ 4,144,945
5% 2/1/29	6,355,000	7,473,035
Series 2002 A, 5.25% 8/1/20	680,000	682,468
Series 2010 A, 5% 8/1/21	9,000,000	10,508,670
Series 2012 A:
5% 8/1/27	5,900,000	6,989,966
5% 8/1/28	6,570,000	7,751,023
Series 2014, 5% 8/1/25	7,900,000	9,809,825
Series 6, 5.5% 8/1/30	1,310,000	1,314,716
5% 8/1/21	7,520,000	8,715,755
5% 8/1/22	4,290,000	4,944,826
5% 8/1/23	5,000,000	5,754,750
5% 8/1/24	4,215,000	4,842,361
5% 8/1/25	4,965,000	5,703,991
5% 8/1/26	3,205,000	3,675,270
5% 8/1/27	2,460,000	2,815,790
5% 8/1/28	3,480,000	3,970,193
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.):
Series 2012 A:
5% 6/1/24	11,880,000	14,000,936
5% 6/1/25	12,940,000	15,250,178
Series 2014 A, 5% 6/1/44	8,350,000	9,524,511
Series 2013 A, 5% 6/1/43	10,000,000	11,139,900
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A:
5% 1/1/17 (Escrowed to Maturity)	1,250,000	1,326,500
5% 1/1/18 (Pre-Refunded to 1/1/17 @ 100)	1,920,000	2,037,504
5% 1/1/19 (Pre-Refunded to 1/1/17 @ 100)	2,225,000	2,361,170
5% 1/1/20 (Pre-Refunded to 1/1/17 @ 100)	3,000,000	3,183,600
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/22	11,000,000	12,459,260
5% 1/1/25	13,340,000	15,019,373
5% 1/1/26	4,210,000	4,724,883
5% 1/1/27	7,000,000	7,852,950
5% 1/1/30	5,000,000	5,642,950
5% 1/1/32	3,495,000	3,875,745
5% 1/1/35	4,230,000	4,720,849
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	$ 3,000,000	$ 3,326,520
5.25% 11/15/41	4,620,000	5,043,700
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Pre-Refunded to 10/1/17 @ 100)	1,165,000	1,272,238
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,060,700
Series U4, 5.7% 10/1/40	3,100,000	3,556,444
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,155,502
5% 10/1/24	1,210,000	1,342,398
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,658,024
5.25% 12/1/25	820,000	906,141
5.625% 12/1/30	1,000,000	1,124,620
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,670,925
Series 2008 B, 5% 9/1/22	1,100,000	1,226,412
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	11,848,725
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,763,070
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	12,485,000	14,576,862
Series 2008, 5.75% 9/1/25 (Pre-Refunded to 9/1/18 @ 100)	9,500,000	10,861,825
Series 2010 B1, 5% 10/15/40	22,510,000	25,777,552
Series 2010 B2, 5.25% 2/1/34	5,000,000	5,762,050
Series 2011 B, 5% 7/1/41	6,520,000	7,066,441
Series 2011 H:
5.125% 7/1/26	5,500,000	5,975,970
5.5% 7/1/31	7,750,000	8,432,233
Series 2011:
5% 10/1/20	1,215,000	1,383,739
5% 7/1/41	5,000,000	5,419,050
5.25% 10/1/41	5,485,000	6,209,952
Series 2012 G:
5% 10/1/23	2,245,000	2,566,057
5% 10/1/24	1,625,000	1,856,384
5% 10/1/25	1,600,000	1,824,896
5% 10/1/26	2,170,000	2,459,131
5% 10/1/27	2,235,000	2,521,952
5% 10/1/28	1,240,000	1,394,715
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2012 J, 5% 7/1/42	$ 7,000,000	$ 7,793,310
Series 2012 L, 5% 7/1/36	6,000,000	6,679,200
Series 2013 A:
6.25% 11/15/33 (a)	2,245,000	2,411,085
6.5% 11/15/43 (a)	4,000,000	4,315,080
Series 2013 E:
5% 11/1/38	3,400,000	3,780,120
5% 11/1/43	15,000,000	16,518,600
Series 2013 F:
4% 7/1/32	2,050,000	2,083,313
4% 7/1/43	27,185,000	26,165,563
5% 7/1/27	1,300,000	1,476,852
5% 7/1/37	3,925,000	4,302,860
Series 2013 G, 5% 7/1/44	17,105,000	17,981,631
Series 2013 P, 5% 7/1/43	12,320,000	13,839,549
Series 2013 X, 5% 10/1/48	14,920,000	16,306,963
Series 2013, 5% 7/1/21	1,085,000	1,247,826
Series 2014 A:
5% 3/1/32	1,700,000	1,919,623
5% 3/1/33	1,250,000	1,401,563
5% 3/1/39	4,000,000	4,450,320
5% 3/1/44	15,730,000	17,317,157
Series 2014 F:
5% 7/15/19	250,000	275,510
5% 7/15/20	300,000	331,149
5% 7/15/21	300,000	328,674
5% 7/15/22	400,000	435,668
5% 7/15/23	350,000	380,062
5% 7/15/24	400,000	431,788
5% 7/15/25	550,000	586,333
5% 7/15/26	500,000	528,850
5% 7/15/27	200,000	209,882
5% 7/15/28	320,000	332,966
5.625% 7/15/36	800,000	881,416
5.75% 7/15/43	4,500,000	4,973,310
Series 2014 M4, 5% 7/1/44	15,000,000	16,347,000
Series 2014 P:
5% 10/1/32	5,000,000	5,709,200
5% 10/1/46	7,080,000	7,893,704
Series 2015 D, 5% 7/1/44	9,975,000	10,500,084
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2015 O2:
5% 7/1/27	$ 8,635,000	$ 10,227,208
5% 7/1/29	4,495,000	5,231,011
Series 2015 Q:
5% 8/15/28	1,000,000	1,182,540
5% 8/15/29	1,000,000	1,174,930
5% 8/15/32	1,500,000	1,732,815
5% 8/15/33	1,500,000	1,724,475
5% 8/15/34	1,790,000	2,056,227
5% 8/15/38	1,690,000	1,936,672
Series 2015:
5% 1/1/25	3,525,000	3,921,633
5% 1/1/27	2,695,000	2,944,207
5% 1/1/28	1,850,000	2,002,810
5% 1/1/29	2,945,000	3,161,899
Series I, 6.875% 1/1/41	9,540,000	11,082,236
Series L, 5% 7/1/41	4,900,000	5,393,185
5% 3/1/34	4,375,000	4,888,188
5.25% 7/1/25	1,000,000	1,126,740
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,215,830
5.25% 7/1/26	1,000,000	1,117,550
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,215,830
5.5% 7/1/44	11,295,000	12,158,729
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds Series 2009, 5.75%, tender 5/1/19 (b)	2,000,000	2,338,900
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,189,240
5.5% 1/1/22	3,500,000	3,939,530
5.5% 1/1/23 (c)	1,305,000	1,414,516
Series 2010 B:
4.5% 1/1/16 (c)	520,000	527,041
4.8% 1/1/17 (c)	1,585,000	1,664,282
Massachusetts Fed. Hwy. Series 2013 A:
5% 6/15/26	5,000,000	5,859,150
5% 6/15/27	5,000,000	5,852,200
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/20	1,000,000	1,203,580
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,407,160
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2004 A, 5.5% 8/1/30	$ 2,000,000	$ 2,541,180
Series 2006 B:
5.25% 9/1/22	5,360,000	6,527,086
5.25% 9/1/23	9,400,000	11,595,746
Series 2007 A, 0.756% 5/1/37 (b)	20,250,000	19,177,358
Series 2007 C:
5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	36,375,000	39,466,497
5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	1,080,000	1,177,114
Series 2008 A:
5% 8/1/22 (Pre-Refunded to 8/1/18 @ 100)	3,685,000	4,117,988
5% 8/1/24 (Pre-Refunded to 8/1/18 @ 100)	7,380,000	8,247,150
Series 2009 A, 5% 3/1/39	17,000,000	18,761,880
Series 2011 A:
5% 4/1/26	5,425,000	6,313,127
5% 4/1/28	5,880,000	6,788,107
Series 2011 B:
5% 8/1/23	5,770,000	6,722,108
5% 8/1/24	1,750,000	2,038,768
5% 8/1/25	1,930,000	2,243,432
Series 2014 E:
5% 9/1/28	10,400,000	12,185,888
5% 9/1/29	7,500,000	8,745,375
5% 9/1/30	5,000,000	5,809,100
5% 9/1/31	8,000,000	9,255,280
Series 2015 A, 4% 5/1/25	19,000,000	21,092,280
Series 2015 C:
5% 7/1/40	7,675,000	8,804,530
5% 7/1/45	20,000,000	22,798,000
Series C, 5.5% 12/1/22	7,800,000	9,614,826
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,470,050
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,051,060
5% 10/1/19	3,290,000	3,572,118
5% 10/1/21	3,270,000	3,554,065
5% 10/1/23	2,000,000	2,174,640
5% 10/1/25	5,950,000	6,461,522
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	6,935,000	6,965,306
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	$ 2,000,000	$ 2,205,000
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,093,920
6% 11/15/28 (Assured Guaranty Corp. Insured)	2,735,000	3,181,297
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,103,570
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	875,632
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,935,028
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,201,620
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,673,850
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,607,064
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,210
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,098,379
Series 2008 E1:
5% 7/1/28	2,525,000	2,739,979
5.125% 7/1/33	2,000,000	2,154,360
5.125% 7/1/38	4,040,000	4,324,780
5.375% 7/1/21	10,850,000	12,083,537
Series 2008 E2:
5.375% 7/1/24	5,015,000	5,556,369
5.375% 7/1/25	3,500,000	3,872,540
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,125,650
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	22,786,200
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,504,225
(Harvard Univ. Proj.) Series 2009 A, 5.5% 11/15/36	1,025,000	1,168,715
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,190,000	$ 5,203,079
5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,012,000
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	630,636
5% 10/1/17	775,000	842,154
5% 10/1/18	500,000	558,985
5% 10/1/20	2,000,000	2,236,600
5% 10/1/22	1,160,000	1,289,212
5% 10/1/27	3,030,000	3,359,573
5% 10/1/28	1,000,000	1,105,830
5% 10/1/33	5,000,000	5,449,950
Series 2009 Y1:
5% 10/1/17	1,570,000	1,703,576
5% 10/1/19	1,730,000	1,983,566
Series 2009 Y2:
5% 10/1/17	1,145,000	1,242,417
5% 10/1/18	1,215,000	1,358,334
(Partners HealthCare Sys., Inc. Proj.):
Series 2009 I3:
5% 7/1/21	2,300,000	2,620,183
5% 7/1/22	5,000,000	5,671,550
Series 2010 J1, 5% 7/1/39	23,500,000	25,940,005
(South Shore Hosp. Proj.) Series F:
5.625% 7/1/19	145,000	145,293
5.75% 7/1/29	6,370,000	6,379,109
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38 (Pre-Refunded to 8/15/18 @ 100)	4,500,000	5,092,920
Series J, 5.5% 8/15/17	500,000	546,855
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,351,444
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,995,000	20,740,261
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,969,704
5.375% 6/1/30	8,000,000	8,952,400
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (Pre-Refunded to 10/1/16 @ 100)	$ 2,130,000	$ 2,239,780
5% 10/1/18 (Pre-Refunded to 10/1/16 @ 100)	1,985,000	2,087,307
5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	1,350,000	1,419,579
5% 10/1/20 (Pre-Refunded to 10/1/16 @ 100)	2,465,000	2,592,046
Series 2005 D:
5.25% 7/1/30	7,000,000	7,003,710
5.375% 7/1/35	2,165,000	2,165,888
5.5% 7/1/40	6,150,000	6,152,337
Series 2007 E:
5% 7/15/32	1,155,000	1,175,513
5% 7/15/37	2,750,000	2,778,820
Series 2008 B2, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,103,570
Series 2008 E2, 5.375% 7/1/21	2,075,000	2,310,907
Series 2010 C:
5% 7/1/30	4,460,000	4,746,600
5.125% 7/1/35	500,000	529,150
Series 2010 H, 5% 7/1/16	1,000,000	1,037,530
Series E, 5% 7/15/27	7,195,000	7,390,560
Massachusetts Port Auth. Rev.:
Series 2007 C:
5% 7/1/17 (FSA Insured) (c)	1,660,000	1,789,928
5% 7/1/27 (FSA Insured) (c)	5,000,000	5,354,850
Series 2010 A:
5% 7/1/34	2,000,000	2,261,000
5% 7/1/40	12,000,000	13,364,880
Series 2012 A:
5% 7/1/37 (c)	2,000,000	2,190,260
5% 7/1/42 (c)	10,300,000	11,180,959
Series 2012 B:
5% 7/1/25	4,150,000	4,890,609
5% 7/1/27	6,570,000	7,687,426
5% 7/1/28	5,030,000	5,815,988
Series 2014 B, 5% 7/1/39 (c)	4,965,000	5,450,726
Series 2014 C:
5% 7/1/28	3,000,000	3,524,700
5% 7/1/29	4,205,000	4,904,334
5% 7/1/30	3,000,000	3,478,500
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2015 A:
5% 7/1/28	$ 460,000	$ 547,441
5% 7/1/28 (c)	500,000	577,710
5% 7/1/29 (c)	1,245,000	1,427,094
5% 7/1/30	1,400,000	1,642,298
5% 7/1/30 (c)	1,450,000	1,648,911
5% 7/1/40 (c)	2,000,000	2,198,240
5% 7/1/45 (c)	3,500,000	3,831,800
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,615,000	1,721,719
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,066,670
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,560,000	1,665,518
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,066,080
(BosFuel Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,175,000	5,413,205
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	13,931,450
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	5,004,850
5.5% 1/1/17 (AMBAC Insured) (c)	5,555,000	5,560,277
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	6,004,980
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	5,003,950
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2007 A, 5% 8/15/37	6,605,000	7,085,580
Series 2011 B:
5% 10/15/41	25,000,000	28,061,500
5.25% 10/15/35	12,500,000	14,538,750
Series 2012 A:
5% 8/15/23	15,000,000	17,958,300
5% 8/15/24	27,500,000	32,804,200
5% 8/15/25	28,475,000	33,864,463
Series 2012 B:
5% 8/15/27	10,000,000	11,764,100
5% 8/15/28	12,000,000	14,065,920
5% 8/15/30	25,900,000	30,158,219
Series 2013 A, 5% 5/15/43	18,675,000	20,849,891
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,935,000	$ 6,700,674
Series 2005:
5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,860,150
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,243,240
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	5,983,202
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	10,000,000	11,617,800
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	1,967,625
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	4,113,971
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,231,593
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,150,945
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,918,466
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,357,143
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,695,322
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,685,660
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,754,114
Series 2009 A:
5.375% 5/1/34	2,305,000	2,617,719
5.5% 5/1/39	7,000,000	7,981,330
5.5% 5/1/49	3,440,000	3,815,132
5.75% 5/1/49	10,000,000	11,179,300
Series 2009 B:
5% 5/1/35	5,560,000	6,288,860
5% 5/1/40	4,625,000	5,156,043
Series 2012 A:
5% 5/1/36	7,360,000	8,246,954
5% 5/1/41	10,000,000	11,031,900
Series 2012 B:
5% 5/1/29	2,000,000	2,305,560
5% 5/1/30	1,870,000	2,145,713
5% 5/1/37	3,075,000	3,417,832
5% 5/1/43	11,125,000	12,223,594
Series 2014 B:
5% 5/1/39	2,500,000	2,840,575
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2014 B:
5% 5/1/44	$ 13,935,000	$ 15,720,074
Series 2014 D:
5% 5/1/39	7,575,000	8,619,441
5% 5/1/41	4,515,000	5,117,436
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,481,166
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	3,959,688
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	5,238,002
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	21,660,733
Sr. Series C:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	7,623,250
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	13,191,805
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	12,675,000	14,112,599
Series 2002 J, 5.5% 8/1/20	1,000,000	1,199,030
Series 2005 A, 5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	795,000	866,486
Series 2005, 5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	565,000	615,805
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,121,300
5% 8/1/25 (FSA Insured)	2,000,000	2,120,380
5% 8/1/26 (FSA Insured)	2,000,000	2,118,240
5% 8/1/27 (FSA Insured)	2,000,000	2,115,780
5% 8/1/28 (FSA Insured)	2,000,000	2,113,340
Series 2009 A:
5% 8/1/34	6,350,000	7,136,575
5% 8/1/39	8,360,000	9,259,369
Series 2009 B, 5% 8/1/22	2,540,000	2,906,293
Series 2011 B:
5% 8/1/36	5,000,000	5,617,300
5% 8/1/41	16,000,000	17,649,920
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2011 C:
5% 8/1/23	$ 6,070,000	$ 7,141,719
5% 8/1/24	22,090,000	25,976,515
5% 8/1/25	14,235,000	16,739,506
5.25% 8/1/42	8,425,000	9,540,891
Series 2012 A, 5% 8/1/37	8,000,000	9,082,960
Series 2014 F, 5% 8/1/26	8,790,000	10,564,965
Series J, 5% 8/1/42	100,000	100,272
Monson Gen. Oblig. 5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,003,040
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,623,117
5% 4/1/20	1,840,000	2,119,275
5% 4/1/21	1,915,000	2,198,190
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,432,595
5% 5/15/25	1,150,000	1,312,737
5% 10/15/17	1,665,000	1,816,798
5% 10/15/19	500,000	578,375
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,344,107
5% 2/1/22	1,245,000	1,480,405
5% 2/1/23	1,185,000	1,432,025
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	576,924
5% 4/1/39	2,000,000	2,208,200
5.5% 4/1/27	2,510,000	2,868,679
Springfield Gen. Oblig.:
5% 8/1/17	4,485,000	4,750,826
5% 8/1/17 (Pre-Refunded to 2/1/17 @ 100)	515,000	548,774
5% 8/1/18 (FSA Insured)	6,490,000	6,895,625
5% 8/1/18 (Pre-Refunded to 2/1/17 @ 100)	720,000	767,218
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,144,190
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,143,850
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,142,500
Taunton Gen. Oblig. 5% 12/1/17	1,965,000	2,158,317
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	$ 3,500,000	$ 4,222,750
5% 11/1/28	6,000,000	7,197,360
5% 11/1/29	6,230,000	7,442,545
5% 11/1/30	6,000,000	7,167,780
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,309,685
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	22,112,668
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,573,678
5% 3/1/27	2,740,000	3,251,613
Worcester Gen. Oblig. Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	311,125
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,827
		2,160,366,456
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	4,000,000	4,570,880
Series 2009 A1, 5% 10/1/39	1,500,000	1,582,800
Series 2009 B, 5% 10/1/25	2,800,000	3,078,628
		9,232,308
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $2,056,430,857)	2,174,440,558
NET OTHER ASSETS (LIABILITIES) - 1.0%	20,872,190
NET ASSETS - 100%	$ 2,195,312,748
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,726,165 or 0.3% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,965,306 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 6,504,545
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Education	19.5%
Health Care	18.7%
Special Tax	17.5%
Water & Sewer	12.4%
General Obligations	11.9%
Transportation	11.4%
Escrowed/Pre-Refunded	6.0%
Others* (Individually Less Than 5%)	2.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,056,430,857)		$ 2,174,440,558
Cash		8,504,234
Receivable for fund shares sold		790,325
Interest receivable		25,063,546
Other receivables		5,893
Total assets		2,208,804,556

Liabilities
Payable for investments purchased	$ 9,497,541
Payable for fund shares redeemed	1,024,402
Distributions payable	2,112,472
Accrued management fee	656,594
Other affiliated payables	167,401
Other payables and accrued expenses	33,398
Total liabilities		13,491,808

Net Assets		$ 2,195,312,748
Net Assets consist of:
Paid in capital		$ 2,072,120,956
Undistributed net investment income		1,000,469
Accumulated undistributed net realized gain (loss) on investments		4,181,622
Net unrealized appreciation (depreciation) on investments		118,009,701
Net Assets, for 177,131,519 shares outstanding		$ 2,195,312,748
Net Asset Value, offering price and redemption price per share ($2,195,312,748 ÷ 177,131,519 shares)		$ 12.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Interest		$ 39,593,966

Expenses
Management fee	$ 3,968,135
Transfer agent fees	801,245
Accounting fees and expenses	197,624
Custodian fees and expenses	14,734
Independent trustees' compensation	4,424
Registration fees	13,039
Audit	28,554
Legal	7,708
Miscellaneous	8,810
Total expenses before reductions	5,044,273
Expense reductions	(13,578)	5,030,695
Net investment income (loss)		34,563,271
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,181,622
Change in net unrealized appreciation (depreciation) on investment securities		(63,384,219)
Net gain (loss)		(59,202,597)
Net increase (decrease) in net assets resulting from operations		$ (24,639,326)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,563,271	$ 69,084,817
Net realized gain (loss)	4,181,622	361,311
Change in net unrealized appreciation (depreciation)	(63,384,219)	129,200,718
Net increase (decrease) in net assets resulting from operations	(24,639,326)	198,646,846
Distributions to shareholders from net investment income	(34,508,103)	(68,963,938)
Distributions to shareholders from net realized gain	-	(3,864,615)
Total distributions	(34,508,103)	(72,828,553)
Share transactions
Proceeds from sales of shares	169,235,634	296,294,216
Reinvestment of distributions	22,303,790	46,977,243
Cost of shares redeemed	(164,248,051)	(242,321,871)
Net increase (decrease) in net assets resulting from share transactions	27,291,373	100,949,588
Redemption fees	4,611	8,585
Total increase (decrease) in net assets	(31,851,445)	226,776,466

Net Assets
Beginning of period	2,227,164,193	2,000,387,727
End of period (including undistributed net investment income of $1,000,469 and undistributed net investment income of $945,301, respectively)	$ 2,195,312,748	$ 2,227,164,193
Other Information Shares
Sold	13,580,410	24,042,294
Issued in reinvestment of distributions	1,793,582	3,808,113
Redeemed	(13,218,634)	(19,671,378)
Net increase (decrease)	2,155,358	8,179,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 11.99	$ 12.69	$ 12.63	$ 11.53	$ 11.83
Income from Investment Operations
Net investment income (loss)D	.195	.405	.399	.420	.448	.453
Net realized and unrealized gain (loss)	(.340)	.763	(.630)	.141	1.142	(.300)
Total from investment operations	(.145)	1.168	(.231)	.561	1.590	.153
Distributions from net investment income	(.195)	(.405)	(.399)	(.418)	(.449)	(.453)
Distributions from net realized gain	-	(.023)	(.070)	(.083)	(.041)	-
Total distributions	(.195)	(.428)	(.469)	(.501)	(.490)	(.453)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.39	$ 12.73	$ 11.99	$ 12.69	$ 12.63	$ 11.53
Total ReturnB, C	(1.14)%	9.91%	(1.79)%	4.51%	14.09%	1.22%
Ratios to Average Net Assets E
Expenses before reductions	.46%A	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%A	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%A	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.16%A	3.29%	3.28%	3.31%	3.74%	3.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,195,313	$ 2,227,164	$ 2,000,388	$ 2,559,130	$ 2,369,960	$ 2,095,212
Portfolio turnover rate	9%A	8%	11%	19%	11%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/15	% of fund's investments 1/31/15	% of fund's investments 7/31/14
1 - 7	80.6	73.4	80.1
8 - 30	2.5	1.9	2.4
31 - 60	4.2	3.8	3.0
61 - 90	3.8	2.7	1.9
91 - 180	3.2	12.7	6.4
> 180	5.7	5.5	6.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/15	1/31/15	7/31/14
Fidelity Massachusetts Municipal Money Market Fund	30 Days	37 Days	35 Days
Massachusetts Tax-Free Money Market Funds Average*	31 Days	38 Days	36 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/15	1/31/15	7/31/14
Fidelity Massachusetts Municipal Money Market Fund	32 Days	41 Days	36 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of July 31, 2015	As of January 31, 2015
Variable Rate Demand Notes (VRDNs) 56.0%	Variable Rate Demand Notes (VRDNs) 57.2%
Other Municipal Debt 26.3%	Other Municipal Debt 28.3%
Investment Companies 16.1%	Investment Companies 9.8%
Net Other Assets (Liabilities) 1.6%	Net Other Assets (Liabilities) 4.7%

Current and Historical Seven-Day Yields

	7/31/15	4/30/15	1/31/15	10/31/14	7/31/14
Fidelity Massachusetts Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2015, the most recent period shown in the table, would have been -0.42%.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 56.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.24% 8/7/15, VRDN (b)(e)	$ 3,500,000	$ 3,500,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.26% 8/7/15, VRDN (b)	1,800,000	1,800,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.25% 8/7/15, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	5,600,000	5,600,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.1% 8/7/15, VRDN (b)	4,400,000	4,400,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.12% 8/7/15, LOC Comerica Bank, VRDN (b)(e)	3,445,000	3,445,000
Kansas - 0.0%
Wichita Indl. Rev. Series VII, 0.17% 8/7/15, LOC Bank of America NA, VRDN (b)(e)	145,000	145,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.23% 8/7/15, VRDN (b)	3,400,000	3,400,000
Massachusetts - 55.1%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.03% 8/7/15, LOC Bank of America NA, VRDN (b)(e)	1,925,000	1,925,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.01% 8/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	19,705,000	19,705,000
Massachusetts Clean Wtr. Trust Participating VRDN:
Series Clipper 05 36, 0.02% 8/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	9,970,000	9,970,000
Series Clipper 06 11, 0.05% 8/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	34,300,000	34,300,000
Series Putters 3159, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,490,000	15,490,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.02% 8/7/15, LOC Citibank NA, VRDN (b)	58,350,000	58,350,000
Series 2010 A3, 0.02% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	56,545,000	56,545,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.17% 8/7/15, LOC Bank of America NA, VRDN (b)(e)	$ 1,200,000	$ 1,200,000
(Monkiewicz Realty Trust Proj.) 0.17% 8/7/15, LOC Bank of America NA, VRDN (b)(e)	1,800,000	1,800,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.04% 8/7/15, LOC Freddie Mac, VRDN (b)(e)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.03% 8/7/15, LOC Fannie Mae, VRDN (b)(e)	38,500,000	38,500,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.02% 8/7/15, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	13,200,000	13,200,000
(Tammy Brook Apts. Proj.) Series 2009, 0.04% 8/7/15, LOC Freddie Mac, VRDN (b)	6,140,000	6,140,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.01% 8/7/15, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	1,555,000	1,555,000
(Berkshire School Proj.) Series 2001, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (b)	9,485,000	9,485,000
(Boston Univ. Proj.):
Series U-6C, 0.01% 8/3/15, LOC TD Banknorth, NA, VRDN (b)	43,730,000	43,730,000
Series U-3, 0.01% 8/7/15, LOC Northern Trust Co., VRDN (b)	29,500,000	29,500,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.02% 8/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	13,545,000	13,545,000
(Clark Univ. Proj.) 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	34,275,000	34,275,000
(College of the Holy Cross Proj.) Series 2008 A, 0.01% 8/3/15, LOC JPMorgan Chase Bank, VRDN (b)	31,045,000	31,045,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.06% 8/7/15, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	2,165,000	2,165,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	4,255,000	4,255,000
(ISO New England, Inc. Proj.) Series 2005, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	30,485,000	30,485,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.04% 8/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,425,000	12,425,000
(Olin College Proj.):
Series 2008 C2, 0.06% 8/3/15, LOC RBS Citizens NA, VRDN (b)	19,300,000	19,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Olin College Proj.):
Series 2008 C3, 0.06% 8/3/15, LOC RBS Citizens NA, VRDN (b)	$ 21,065,000	$ 21,065,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.02% 8/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (b)	45,100,000	45,100,000
Series 2014 M1, 0.01% 8/3/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	41,000,000	41,000,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	8,935,000	8,935,000
Series 2008 B, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	4,875,000	4,875,000
(Simmons College Proj.) Series G, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (b)	44,560,000	44,560,000
(Smith College Proj.) Series 2007, 0.01% 8/7/15 (Liquidity Facility TD Banknorth, NA), VRDN (b)	61,200,000	61,200,000
(Wilber School Apts. Proj.) Series 2008 A, 0.02% 8/7/15, LOC Bank of America NA, VRDN (b)	6,600,000	6,600,000
(Williston Northampton School Proj.) Series 2010, 0.01% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	6,925,000	6,925,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.01% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	23,375,000	23,375,000
Participating VRDN:
Series 15 XF0245, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,270,000	4,270,000
Series MS 3373, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,100,000	7,100,000
Series MS 3389X, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500,000	2,500,000
Series Putters 3840, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series ROC II R 11999X, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (b)(f)	6,785,000	6,785,000
Series WF 10 56C, 0.03% 8/7/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	19,850,000	19,850,000
Series 2006:
0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	3,810,000	3,810,000
0.03% 8/7/15, LOC PNC Bank NA, VRDN (b)	14,910,000	14,910,000
Series 2010, 0.04% 8/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,810,000	6,810,000
Series 2014 M2, 0.02% 8/7/15, LOC Bank of New York, New York, VRDN (b)	39,200,000	39,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
(Central Artery Proj.):
Series 2000 A, 0.02% 8/7/15 (Liquidity Facility Citibank NA), VRDN (b)	$ 73,200,000	$ 73,200,000
Series 2000 B, 0.01% 8/3/15 (Liquidity Facility Bank of America NA), VRDN (b)	65,400,000	65,400,000
Participating VRDN:
Series Clipper 07 06, 0.05% 8/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	53,850,000	53,850,000
Series Clipper 07 39, 0.02% 8/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	31,500,000	31,500,000
Series EGL 07 0149, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (b)(f)	45,000,000	45,000,000
Series Putters 2022, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	35,995,000	35,995,000
Series Putters 2648, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,250,000	9,250,000
Series Putters 3699, 0.04% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,800,000	10,800,000
Series Putters 3896, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500,000	7,500,000
Series Putters 3898, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000,000	4,000,000
Series Putters 4320, 0.01% 8/3/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	99,095,000	99,095,000
Series 1997 B, 0.02% 8/1/15 (Liquidity Facility TD Banknorth, NA), VRDN (b)	34,790,000	34,790,000
Series 2001 C, 0.01% 8/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	229,145,000	229,145,000
Series 2006 A, 0.01% 8/3/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	110,975,000	110,975,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 1996 F, 0.01% 8/7/15, VRDN (b)	5,300,000	5,300,000
Series 2005 I, 0.01% 8/7/15, VRDN (b)	7,915,000	7,915,000
Series 2005 J1, 0.01% 8/7/15, VRDN (b)	5,500,000	5,500,000
Series 2005 J2, 0.01% 8/3/15, VRDN (b)	7,700,000	7,700,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.01% 8/7/15, LOC JPMorgan Chase Bank, VRDN (b)	39,000,000	39,000,000
Series 2009 J2, 0.01% 8/3/15, LOC JPMorgan Chase Bank, VRDN (b)	40,150,000	40,150,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Baystate Health Sys. Proj.):
Series 2009 K, 0.01% 8/7/15, LOC Bank of America NA, VRDN (b)	$ 9,500,000	$ 9,500,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.01% 8/3/15, LOC Wells Fargo Bank NA, VRDN (b)	17,060,000	17,060,000
(Boston Univ. Proj.) Series H, 0.01% 8/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	20,020,000	20,020,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.02% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	58,500,000	58,500,000
Series 2010 N4, 0.01% 8/3/15, LOC Wells Fargo Bank NA, VRDN (b)	131,490,000	131,490,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.02% 8/7/15, LOC HSBC Bank U.S.A., NA, VRDN (b)	9,110,000	9,110,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (b)	63,650,000	63,650,000
(Fairview Extended Care Proj.) Series B, 0.08% 8/7/15, LOC Bank of America NA, VRDN (b)	22,600,000	22,600,000
(Harvard Univ. Proj.):
Series R, 0.01% 8/3/15, VRDN (b)	19,970,000	19,970,000
Series Y, 0.01% 8/7/15, VRDN (b)	79,780,000	79,780,000
(Henry Heywood Memorial Hosp. Proj.):
Series 2008 C, 0.01% 8/3/15, LOC TD Banknorth, NA, VRDN (b)	4,560,000	4,560,000
Series 2009 C, 0.01% 8/3/15, LOC TD Banknorth, NA, VRDN (b)	10,590,000	10,590,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.01% 8/7/15, VRDN (b)	105,950,000	105,950,000
Series 2001 J2, 0.01% 8/7/15, VRDN (b)	48,750,000	48,750,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.07% 8/7/15, LOC JPMorgan Chase Bank, VRDN (b)	35,540,000	35,540,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	85,675,000	85,675,000
Series D5, 0.01% 8/3/15, VRDN (b)	200,000	200,000
Series D6, 0.01% 8/3/15, VRDN (b)	970,000	970,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	45,660,000	45,660,000
(Stonehill College Proj.) Series 2008 K, 0.01% 8/3/15, LOC JPMorgan Chase Bank, VRDN (b)	46,630,000	46,630,000
(Wellesley College Proj.):
Series B, 0.02% 8/7/15, VRDN (b)	6,000,000	6,000,000
Series I, 0.01% 8/7/15, VRDN (b)	39,500,000	39,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Williams College Proj.):
Series I, 0.01% 8/7/15, VRDN (b)	$ 21,888,000	$ 21,888,000
Series J, 0.01% 8/7/15, VRDN (b)	28,815,000	28,815,000
Participating VRDN:
Series BA 15 XM0074, 0.05% 8/7/15 (Liquidity Facility Bank of America NA) (b)(f)	10,000,000	10,000,000
Series BBT 08 56, 0.02% 8/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	18,895,000	18,895,000
Series BC 10 15W, 0.07% 8/7/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	7,185,000	7,185,000
Series BC 10 20W, 0.07% 8/7/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	10,785,000	10,785,000
Series Clipper 07 08, 0.02% 8/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	15,450,000	15,450,000
Series Putters 3104, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,620,000	3,620,000
Series Putters 3529, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	36,660,000	36,660,000
Series Putters 3530, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,000,000	8,000,000
Series Putters 3531, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,495,000	12,495,000
Series Putters 3548, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,925,000	9,925,000
Series Putters 3650, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,800,000	11,800,000
Series ROC II R 11824, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (b)(f)	4,665,000	4,665,000
Series ROC II R 11913, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (b)(f)	5,165,000	5,165,000
Series 1999 G, 0.01% 8/7/15, VRDN (b)	8,270,000	8,270,000
Series 2009 O-1, 0.02% 8/7/15, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	30,955,000	30,955,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.03% 8/7/15, LOC Fannie Mae, VRDN (b)(e)	20,300,000	20,300,000
Series 2009 A, 0.02% 8/7/15, LOC Bank of New York, New York, VRDN (b)	12,345,000	12,345,000
Series 2013 F, 0.05% 8/7/15, LOC TD Banknorth, NA, VRDN (b)(e)	13,335,000	13,335,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.28% 8/7/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	$ 240,000	$ 240,000
0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	2,900,000	2,900,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	4,200,000	4,200,000
Massachusetts Port Auth. Rev.:
Series 2008 A, 0.01% 8/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	17,055,000	17,055,000
Series 2010 D, 0.01% 8/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	84,165,000	84,165,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.03% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	32,100,000	32,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (b)(f)	66,100,000	66,100,000
Series EGL 07 0032, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (b)(f)	69,300,000	69,300,000
Series EGL 14 0011, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (b)(f)	39,660,000	39,660,000
Series EGL 14 0012, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (b)(f)	42,595,000	42,595,000
Series EGL 14 C031A, 0.03% 8/7/15 (Liquidity Facility Citibank NA) (b)(f)	4,125,000	4,125,000
Series MS 30911, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,700,000	2,700,000
Series MS 3228X, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500,000	2,500,000
Series Putters 3691, 0.04% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,885,000	2,885,000
Series Putters 3990, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series Putters 4357, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,335,000	3,335,000
Series Putters 4366, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,750,000	3,750,000
Series Putters 4420, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,400,000	4,400,000
Series RBC O 72, 0.02% 8/7/15 (Liquidity Facility Royal Bank of Canada) (b)(f)	10,000,000	10,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series ROC II R 14021, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (b)(f)	$ 6,000,000	$ 6,000,000
Massachusetts St. Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,300,000	1,300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series 15 XF0100, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	17,550,000	17,550,000
Series EGL 06 0054, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (b)(f)	11,100,000	11,100,000
Series ROC II R 11914, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (b)(f)	10,225,000	10,225,000
Series ROC II R 11968, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (b)(f)	5,185,000	5,185,000
Series Solar 06 86, 0.02% 8/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	21,710,000	21,710,000
Series 1999 B, 0.02% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	46,100,000	46,100,000
Series 2002 C, 0.01% 8/3/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	23,620,000	23,620,000
		3,493,723,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.24% 8/7/15, VRDN (b)(e)	3,400,000	3,400,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.16% 8/7/15, VRDN (b)	5,800,000	5,800,000
Series 2012 A, 0.16% 8/7/15, VRDN (b)(e)	3,400,000	3,400,000
		9,200,000
Texas - 0.4%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.04% 8/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,800,000	5,800,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.13% 8/3/15, VRDN (b)	5,250,000	5,250,000
Series 2004, 0.2% 8/7/15, VRDN (b)(e)	5,400,000	5,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.): - continued
Series 2009 A, 0.13% 8/3/15, VRDN (b)	$ 1,200,000	$ 1,200,000
Series 2010 B, 0.13% 8/3/15, VRDN (b)	2,900,000	2,900,000
Series 2010 D, 0.13% 8/3/15, VRDN (b)	2,300,000	2,300,000
		22,850,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 0.23% 8/7/15, VRDN (b)(e)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,551,663,000)		3,551,663,000
Other Municipal Debt - 26.3%

Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.24% tender 8/6/15, CP mode	2,200,000	2,200,000
Massachusetts - 26.1%
Amesbury Gen. Oblig. BAN 1% 9/11/15	7,735,000	7,742,191
Attleboro Gen. Oblig. BAN 1% 3/18/16	1,740,475	1,748,866
Auburn Gen. Oblig. BAN 1.25% 9/15/15	10,015,922	10,029,728
Beverly Gen. Oblig. BAN 1.25% 4/23/16	9,052,000	9,120,880
Boston Gen. Oblig. Bonds:
Series 2007 B, 5% 3/1/16	6,545,000	6,729,209
Series 2011 A, 5% 4/1/16	7,115,000	7,342,629
Series 2013 A, 5% 3/1/16	1,650,000	1,696,265
Series 2014 A, 5% 3/1/16	5,900,000	6,064,645
Series 2015 A, 5% 4/1/16	6,500,000	6,707,220
Series 2015 B, 4% 4/1/16	10,045,000	10,299,741
Bourne Gen. Oblig. BAN 2% 12/2/15	14,848,798	14,940,168
Cambridge Gen. Oblig. Bonds Series 2015 A, 2% 2/15/16	5,585,000	5,641,155
Chicopee Gen. Oblig. BAN 1.25% 11/20/15	4,727,632	4,742,539
Concord & Carlisle Reg'l. School District Bonds 5% 3/15/16	1,150,000	1,184,251
East Bridgewater Massachusetts BAN 1% 9/18/15	5,936,100	5,943,065
Eastham Massachusetts BAN 2% 6/30/16	18,000,000	18,273,332
Easton Gen. Oblig. BAN 1% 8/21/15	6,633,495	6,636,615
Falmouth Gen. Oblig. BAN 1% 12/18/15	8,125,000	8,150,318
Framingham Gen. Oblig. BAN 1% 12/11/15	10,483,559	10,514,961
Gloucester Gen. Oblig. BAN:
1% 8/14/15	15,000,000	15,004,746
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Gloucester Gen. Oblig. BAN: - continued
1.25% 2/5/16	$ 2,000,000	$ 2,010,784
Hingham Gen. Oblig. Bonds 5% 5/15/16	2,168,716	2,248,369
Holden Massachusetts Gen. Oblig.:
BAN 2% 6/17/16	19,800,000	20,094,218
Bonds Series 2014, 5% 10/15/15	2,670,000	2,696,358
Lexington Gen. Oblig.:
BAN Series 2015 A, 1.25% 2/26/16	4,351,905	4,377,857
Bonds Series 2015, 2% 2/15/16	1,928,000	1,946,893
Lowell Gen. Oblig. BAN 1% 9/11/15	6,185,000	6,191,023
Marblehead Gen. Oblig. BAN:
1% 8/7/15	14,066,205	14,068,259
2% 8/5/16 (a)	11,041,930	11,226,882
Marlborough Gen. Oblig. BAN 1.5% 6/17/16	35,200,000	35,578,399
Massachusetts Clean Wtr. Trust Bonds:
Series 13, 5% 8/1/15	4,800,000	4,800,000
Series 14, 4% 8/1/15	800,000	800,000
Series 16B, 4% 8/1/15	4,525,000	4,525,000
Series 2004 A, 5.25% 8/1/15	7,905,000	7,905,000
Series 2012 B, 4% 8/1/15	10,445,000	10,445,000
Series 2014, 5% 8/1/15	31,835,000	31,835,000
Massachusetts Dev. Fin. Agcy. Series 5, 0.09% 8/6/15, LOC TD Banknorth, NA, CP	8,736,000	8,736,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.45% tender 8/19/15, CP mode (e)	7,500,000	7,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Partners HealthCare Sys. Proj.) Series K4, 5%, tender 1/14/16 (b)	3,600,000	3,675,955
0.04% 8/3/15, LOC JPMorgan Chase Bank, CP	12,300,000	12,300,000
Massachusetts Gen. Oblig. Bonds:
Series 2001 D, 5.5% 11/1/15	1,500,000	1,520,023
Series 2002 C:
5.5% 11/1/15	1,000,000	1,013,378
5.5% 11/1/15	2,300,000	2,330,563
Series 2003 D, 5.5% 10/1/15	5,525,000	5,574,043
Series 2004 A, 5.25% 8/1/15	1,000,000	1,000,000
Series 2004 B, 5.25% 8/1/15	6,695,000	6,695,000
Series 2004 C, 3.85% 8/1/15	13,600,000	13,600,000
Series 2005 C:
4.3% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	10,360,000	10,396,641
5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	6,000,000	6,024,731
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig. Bonds: - continued
Series 2005 C:
5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	$ 1,390,000	$ 1,395,768
5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	865,000	868,491
5.25% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	9,075,000	9,114,295
Series 2007 B, 5% 11/1/15	1,825,000	1,846,930
Series 2008 A:
4% 8/1/15	1,135,000	1,135,000
5% 9/1/15	1,850,000	1,857,559
Series 2009 A, 5% 3/1/16	2,940,000	3,022,006
Series 2010 C:
4% 12/1/15	3,340,000	3,382,186
5% 12/1/15	7,775,000	7,901,062
Series 2011 D, 5% 10/1/15	2,000,000	2,016,275
Series 2011 E, 5% 12/1/15	2,000,000	2,032,135
Series 2012 A, 0.47% 9/1/15 (b)	5,000,000	5,000,000
Series 2013 A, 0.31% 2/1/16 (b)	4,000,000	4,000,000
Series 2014 2, 2% 4/1/16	3,000,000	3,036,042
Series 2014 C, 1.25% 8/1/15	47,330,000	47,330,000
Series 2014 D, 0.02% 2/1/16 (b)	56,435,000	56,435,000
Series 2015 A, 2% 7/1/16	9,370,000	9,515,322
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.07% tender 8/4/15, CP mode	14,160,000	14,160,000
0.07% tender 8/6/15, CP mode	18,100,000	18,100,000
0.08% tender 9/8/15, CP mode	18,000,000	18,000,000
0.08% tender 10/5/15, CP mode	15,800,000	15,800,000
0.08% tender 10/8/15, CP mode	11,300,000	11,300,000
Series 2008 H2:
0.07% tender 8/3/15, CP mode	17,890,000	17,890,000
0.07% tender 9/3/15, CP mode	17,890,000	17,890,000
0.08% tender 9/9/15, CP mode	12,640,000	12,640,000
0.08% tender 9/21/15, CP mode	16,200,000	16,200,000
0.08% tender 10/6/15, CP mode	12,640,000	12,640,000
Series 2008 O, 5% 7/1/16	4,365,000	4,552,426
Series 2008 R, 4.5% 10/1/15	1,000,000	1,007,124
Series 2009 A, 5% 11/15/15	11,345,000	11,505,013
Series 2010 A, 5% 10/1/15	425,000	428,349
Series EE:
0.03% 8/3/15, CP	30,381,000	30,381,000
0.05% 9/17/15, CP	34,104,000	34,104,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series EE:
0.06% 8/3/15, CP	$ 27,300,000	$ 27,300,000
0.07% 8/6/15, CP	26,300,000	26,300,000
0.07% 8/11/15, CP	28,050,000	28,050,000
0.07% 8/14/15, CP	42,500,000	42,500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B:
0.5% tender 8/20/15, CP mode	1,000,000	1,000,000
0.5% tender 8/24/15, CP mode	22,350,000	22,350,000
Massachusetts Port Auth. Rev.:
Series 2012 A:
0.06% 10/15/15, LOC TD Banknorth, NA, CP	7,000,000	7,000,000
0.09% 9/10/15, LOC TD Banknorth, NA, CP	18,000,000	18,000,000
Series 2012 B:
0.07% 10/15/15, LOC TD Banknorth, NA, CP (e)	26,000,000	26,000,000
0.07% 10/15/15, LOC TD Banknorth, NA, CP (e)	25,000,000	25,000,000
0.1% 9/10/15, LOC TD Banknorth, NA, CP (e)	47,000,000	47,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds:
Series 2011 B, 5% 10/15/15	9,625,000	9,720,763
Series 2015 A, 5% 1/15/16	36,315,000	37,125,058
Series 2015 B, 5% 1/15/16	8,510,000	8,696,462
Series A:
0.06% 8/4/15, LOC Bank of America NA, CP	23,650,000	23,650,000
0.09% 10/5/15, LOC Bank of America NA, CP	35,200,000	35,200,000
Series B:
0.08% 10/13/15, LOC Citibank NA, CP	22,600,000	22,600,000
0.09% 10/5/15, LOC Citibank NA, CP	31,100,000	31,100,000
Series C:
0.09% 8/3/15, LOC Barclays Bank PLC, CP	9,000,000	9,000,000
0.09% 9/1/15, LOC Barclays Bank PLC, CP	18,000,000	18,000,000
0.1% 8/5/15, LOC Barclays Bank PLC, CP	18,000,000	18,000,000
0.11% 9/4/15, LOC Barclays Bank PLC, CP	10,800,000	10,800,000
0.12% 10/6/15, LOC Barclays Bank PLC, CP	18,000,000	18,000,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.48% tender 8/21/15, CP mode (e)	1,000,000	1,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series 2005 A, 5.25% 8/1/15	1,800,000	1,800,000
Series 1999, 0.09% 8/6/15, LOC State Street Bank & Trust Co., Boston, CP	20,800,000	20,800,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 99, 0.08% 8/6/15, LOC State Street Bank & Trust Co., Boston, CP	$ 18,000,000	$ 18,000,000
Melrose Gen. Oblig. BAN 1.25% 11/13/15	4,585,000	4,599,345
Milford Gen. Oblig. BAN 1.5% 5/13/16	6,000,000	6,058,410
Monomoy Reg'l. School District Bonds 2% 9/15/15	1,200,000	1,202,688
Nantucket Gen. Oblig. BAN 0.75% 11/13/15	2,400,000	2,404,139
Norfolk County BAN 1.25% 3/24/16	5,000,000	5,034,100
Norwood Gen. Oblig. BAN 1% 8/28/15	9,556,000	9,562,459
Oak Bluffs BAN 1% 9/10/15	6,510,000	6,515,973
Peabody Gen. Oblig. BAN 1.25% 3/24/16	17,900,000	18,024,405
Pittsfield Gen. Oblig. BAN:
1.25% 4/1/16	13,754,055	13,851,057
1.5% 4/1/16	16,345,415	16,477,740
Plymouth Gen. Oblig. Bonds Series 2015, 4% 5/1/16	1,985,000	2,039,842
Quincy Gen. Oblig.:
BAN:
1.25% 1/22/16	27,100,000	27,241,851
2% 6/17/16	28,279,413	28,702,124
Bonds 4% 8/1/15	1,945,000	1,945,000
Revere Gen. Oblig. BAN 1.25% 4/15/16	14,900,000	15,011,102
Salem Gen. Oblig. BAN 1.25% 12/3/15	10,690,153	10,728,940
Shrewsbury Gen. Oblig. BAN 2% 7/29/16	16,300,000	16,568,935
Somerville Gen. Oblig. BAN:
Series 2015 A, 0.8% 10/16/15	8,906,449	8,919,027
Series 2015 B, 1.5% 6/10/16	28,800,000	29,103,009
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds Series 2013, 3% 11/1/15	2,150,000	2,165,586
Univ. of Massachusetts Bldg. Auth. Rev. Bonds Series 2, 5% 11/1/15	930,000	941,299
Wakefield Gen. Oblig. BAN 1.5% 5/20/16	5,975,000	6,033,147
Wellesley Gen. Oblig. Bonds 2% 6/1/16	2,150,000	2,180,373
Westborough Gen. Oblig. BAN 1% 8/14/15	13,186,000	13,190,173
Westfield Gen. Oblig. BAN 1.25% 4/1/16	11,868,500	11,953,791
Weston Gen. Oblig.:
BAN 1.25% 2/3/16	9,148,298	9,199,485
Bonds Series 2015, 5% 2/1/16	1,257,000	1,287,563
Worcester Gen. Oblig.:
BAN:
Series 2014 A, 1.5% 12/17/15	4,425,000	4,446,197
1% 12/17/15	13,635,000	13,678,082
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Worcester Gen. Oblig.: - continued
BAN:
1.25% 12/17/15	$ 9,577,000	$ 9,617,278
Bonds Series 2014 A, 2% 11/1/15	4,344,080	4,363,938
		1,653,153,224
Virginia - 0.0%
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 8/10/15, CP mode	1,100,000	1,100,000
Washington - 0.1%
Port of Seattle Rev. Series B1, 0.12% 9/4/15, LOC Bank of America NA, CP (e)	3,800,000	3,800,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996:
0.43% tender 8/26/15, CP mode (e)	2,200,000	2,200,000
0.45% tender 8/25/15, CP mode (e)	1,260,000	1,260,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 8/10/15, CP mode (e)	4,500,000	4,500,000
		7,960,000
TOTAL OTHER MUNICIPAL DEBT (Cost $1,668,213,224)		1,668,213,224
Investment Company - 16.1%
	Shares
Fidelity Municipal Cash Central Fund, 0.03% (c)(d) (Cost $1,021,428,000)	1,021,428,000	1,021,428,000
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $6,241,304,224)		6,241,304,224
NET OTHER ASSETS (LIABILITIES) - 1.6%		99,823,565
NET ASSETS - 100%		$ 6,341,127,789
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 258,026
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,219,876,224)	$ 5,219,876,224
Fidelity Central Funds (cost $1,021,428,000)	1,021,428,000
Total Investments (cost $6,241,304,224)		$ 6,241,304,224
Cash		81,576,865
Receivable for fund shares sold		86,352,786
Interest receivable		7,211,042
Distributions receivable from Fidelity Central Funds		27,406
Receivable from investment adviser for expense reductions		59,835
Other receivables		7,122
Total assets		6,416,539,280

Liabilities
Payable for investments purchased
Regular delivery	$ 4,806,147
Delayed delivery	11,226,882
Payable for fund shares redeemed	59,063,169
Distributions payable	2,955
Accrued management fee	226,751
Other affiliated payables	45,495
Other payables and accrued expenses	40,092
Total liabilities		75,411,491

Net Assets		$ 6,341,127,789
Net Assets consist of:
Paid in capital		$ 6,340,523,520
Undistributed net investment income		531
Accumulated undistributed net realized gain (loss) on investments		603,738
Net Assets, for 6,334,905,206 shares outstanding		$ 6,341,127,789
Net Asset Value, offering price and redemption price per share ($6,341,127,789 ÷ 6,334,905,206 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Interest		$ 1,995,431
Income from Fidelity Central Funds		258,026
Total income		2,253,457

Expenses
Management fee	$ 11,765,499
Transfer agent fees	3,753,294
Accounting fees and expenses	274,297
Custodian fees and expenses	31,280
Independent trustees' compensation	13,101
Registration fees	26,464
Audit	21,169
Legal	12,295
Miscellaneous	82,298
Total expenses before reductions	15,979,697
Expense reductions	(14,050,292)	1,929,405
Net investment income (loss)		324,052
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		430,008
Net increase in net assets resulting from operations		$ 754,060

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 324,052	$ 645,053
Net realized gain (loss)	430,008	912,119
Net increase in net assets resulting from operations	754,060	1,557,172
Distributions to shareholders from net investment income	(323,521)	(642,678)
Distributions to shareholders from net realized gain	-	(377,279)
Total distributions	(323,521)	(1,019,957)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	6,473,635,913	13,937,649,945
Reinvestment of distributions	308,029	976,686
Cost of shares redeemed	(6,834,894,918)	(13,690,765,862)
Net increase (decrease) in net assets and shares resulting from share transactions	(360,950,976)	247,860,769
Total increase (decrease) in net assets	(360,520,437)	248,397,984

Net Assets
Beginning of period	6,701,648,226	6,453,250,242
End of period (including undistributed net investment income of $531 and $0, respectively)	$ 6,341,127,789	$ 6,701,648,226

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain	-	- F	-	-	-	- F
Total distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.02%	.01%	.01%	.01%	.02%
Ratios to Average Net AssetsD, E
Expenses before reductions	.49%A	.49%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.06%A	.06%	.10%	.17%	.17%	.29%
Expenses net of all reductions	.06%A	.06%	.10%	.17%	.17%	.29%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,341,128	$ 6,701,648	$ 6,453,250	$ 6,002,818	$ 5,353,515	$ 5,223,001

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

1. Organization.

Fidelity® Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Massachusetts Municipal Income Fund	$ 2,055,868,777	$ 122,900,937	$ (4,329,156)	$ 118,571,781
Fidelity Massachusetts Municipal Money Market Fund	6,241,304,224	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $149,951,321 and $98,937,107, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.11%	.36%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%
Fidelity Massachusetts Municipal Money Market Fund	.12%

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Funds. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Funds.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Massachusetts Municipal Income Fund	$ 1,691

During the period, the Income Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $14,017,618.

Through arrangements with the Income Fund's and Money Market Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity Massachusetts Municipal Income Fund	$ 8,659
Fidelity Massachusetts Municipal Money Market Fund	18,265

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Massachusetts Municipal Income Fund	$ 4,919
Fidelity Massachusetts Municipal Money Market Fund	14,409

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MAS-USAN-0915
1.789293.112

Fidelity®

Massachusetts AMT
Tax-Free Money Market Fund -

Fidelity Massachusetts AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Massachusetts AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class or Service Class to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Massachusetts AMT Tax-Free Money Market	.06%
Actual		$ 1,000.00	$ 1,000.05	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Service Class	.06%
Actual		$ 1,000.00	$ 1,000.05	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.50	$ .30

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/15	% of fund's investments 1/31/15	% of fund's investments 7/31/14
1 - 7	84.1	75.6	81.6
8 - 30	1.8	1.7	5.0
31 - 60	3.4	2.1	2.1
61 - 90	2.6	3.1	0.4
91 - 180	2.9	13.1	4.1
> 180	5.2	4.4	6.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/15	1/31/15	7/31/14
Fidelity Massachusetts AMT Tax-Free Money Market Fund	28 Days	35 Days	33 Days
Massachusetts Tax-Free Money Market Funds Average*	31 Days	38 Days	36 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/15	1/31/15	7/31/14
Fidelity Massachusetts AMT Tax-Free Money Market Fund	29 Days	36 Days	33 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of July 31, 2015	As of January 31, 2015
Variable Rate Demand Notes (VRDNs) 62.8%	Variable Rate Demand Notes (VRDNs) 63.2%
Other Municipal Debt 22.4%	Other Municipal Debt 25.5%
Investment Companies 13.5%	Investment Companies 9.3%
Net Other Assets (Liabilities) 1.3%	Net Other Assets (Liabilities) 2.0%

Current and Historical Seven-Day Yields

	7/31/15	4/30/15	1/31/15	10/31/14	7/31/14
Massachusetts AMT Tax-Free Money Market	0.01%	0.01%	0.01%	0.01%	0.01%
Institutional Class	0.01%	0.01%	0.01%	0.01%	0.01%
Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund. A portion of the Fund's expenses were reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2015, the most recent period shown in the table, would have been -0.24% for Massachusetts AMT Tax-Free Money Market, -0.19% for Institutional Class and -0.43% for Service Class.

* Source: iMoneyNet, Inc.

Semiannual Report

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.8%
	Principal Amount	Value
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.1% 8/7/15, VRDN (b)	$ 2,300,000	$ 2,300,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.23% 8/7/15, VRDN (b)	1,100,000	1,100,000
Massachusetts - 61.6%
Massachusetts Clean Wtr. Trust Participating VRDN Series BBT 08 58, 0.02% 8/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	12,430,000	12,430,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.02% 8/7/15, LOC Citibank NA, VRDN (b)	17,150,000	17,150,000
Series 2010 A3, 0.02% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	6,300,000	6,300,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.04% 8/7/15, LOC Freddie Mac, VRDN (b)	3,515,000	3,515,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.01% 8/7/15, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	27,665,000	27,665,000
(Boston Univ. Proj.) Series U3, 0.01% 8/7/15, LOC Northern Trust Co., VRDN (b)	5,400,000	5,400,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.02% 8/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,600,000	3,600,000
(College of the Holy Cross Proj.) Series 2008 A, 0.01% 8/3/15, LOC JPMorgan Chase Bank, VRDN (b)	2,450,000	2,450,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	4,700,000	4,700,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.04% 8/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,325,000	5,325,000
(Olin College Proj.):
Series 2008 C2, 0.06% 8/3/15, LOC RBS Citizens NA, VRDN (b)	3,700,000	3,700,000
Series 2008 C3, 0.06% 8/3/15, LOC RBS Citizens NA, VRDN (b)	1,935,000	1,935,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.02% 8/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (b)	4,500,000	4,500,000
Series 2014 M1, 0.01% 8/3/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,000,000	6,000,000
(Simmons College Proj.) Series G, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (b)	4,800,000	4,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Smith College Proj.) Series 2007, 0.01% 8/7/15 (Liquidity Facility TD Banknorth, NA), VRDN (b)	$ 11,760,000	$ 11,760,000
(Williston Northampton School Proj.) Series 2010, 0.01% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	1,500,000	1,500,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.01% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	23,100,000	23,100,000
Participating VRDN Series MS 3373, 0.03% 8/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	900,000	900,000
Series 2010, 0.04% 8/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	1,000,000	1,000,000
Series 2014 M2, 0.02% 8/7/15, LOC Bank of New York, New York, VRDN (b)	3,300,000	3,300,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.):
Series 2000 A, 0.02% 8/7/15 (Liquidity Facility Citibank NA), VRDN (b)	7,800,000	7,800,000
Series 2000 B, 0.01% 8/3/15 (Liquidity Facility Bank of America NA), VRDN (b)	5,990,000	5,990,000
Participating VRDN:
Series Clipper 07 06, 0.05% 8/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	17,900,000	17,900,000
Series Clipper 07 39, 0.02% 8/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	14,400,000	14,400,000
Series Putters 3699, 0.04% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,800,000	4,800,000
Series Putters 3898, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,500,000	3,500,000
Series 1997 B, 0.02% 8/1/15 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,000,000	2,000,000
Series 2001 C, 0.01% 8/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	4,000,000	4,000,000
Series 2006 A, 0.01% 8/3/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	8,200,000	8,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 1996 F, 0.01% 8/7/15, VRDN (b)	1,000,000	1,000,000
Series 2005 I, 0.01% 8/7/15, VRDN (b)	1,450,000	1,450,000
Series 2005 J2, 0.01% 8/3/15, VRDN (b)	2,900,000	2,900,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.01% 8/7/15, LOC JPMorgan Chase Bank, VRDN (b)	6,000,000	6,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Baystate Health Sys. Proj.):
Series 2009 J2, 0.01% 8/3/15, LOC JPMorgan Chase Bank, VRDN (b)	$ 1,600,000	$ 1,600,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.01% 8/3/15, LOC Wells Fargo Bank NA, VRDN (b)	1,315,000	1,315,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.02% 8/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,500,000	2,500,000
Series 2010 N4, 0.01% 8/3/15, LOC Wells Fargo Bank NA, VRDN (b)	20,100,000	20,100,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.02% 8/7/15, LOC HSBC Bank U.S.A., NA, VRDN (b)	1,005,000	1,005,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.02% 8/7/15, LOC JPMorgan Chase Bank, VRDN (b)	8,350,000	8,350,000
(Fairview Extended Care Proj.) Series B, 0.08% 8/7/15, LOC Bank of America NA, VRDN (b)	2,200,000	2,200,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.01% 8/3/15, LOC TD Banknorth, NA, VRDN (b)	975,000	975,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.01% 8/7/15, VRDN (b)	15,000,000	15,000,000
Series 2001 J2, 0.01% 8/7/15, VRDN (b)	12,925,000	12,925,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.07% 8/7/15, LOC JPMorgan Chase Bank, VRDN (b)	8,985,000	8,985,000
(Wellesley College Proj.):
Series B, 0.02% 8/7/15, VRDN (b)	1,400,000	1,400,000
Series I, 0.01% 8/7/15, VRDN (b)	4,385,000	4,385,000
(Williams College Proj.) Series J, 0.01% 8/7/15, VRDN (b)	466,000	466,000
Participating VRDN:
Series BA 08 3503, 0.07% 8/7/15 (Liquidity Facility Bank of America NA) (b)(e)	5,550,000	5,550,000
Series BC 10 20W, 0.07% 8/7/15 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,550,000	2,550,000
Series Putters 3163, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,655,000	5,655,000
Series Putters 3529, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,000,000	10,000,000
Series Putters 3530, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,495,000	4,495,000
Series Putters 3650, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,200,000	3,200,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.02% 8/7/15, LOC Bank of New York, New York, VRDN (b)	1,985,000	1,985,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev.:
(Governor Dummer Academy Proj.) Series 1996, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	$ 800,000	$ 800,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.02% 8/7/15, LOC TD Banknorth, NA, VRDN (b)	3,255,000	3,255,000
Massachusetts Port Auth. Rev. Series 2008 A, 0.01% 8/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,400,000	4,400,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (b)(e)	3,000,000	3,000,000
Series EGL 14 0011, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (b)(e)	18,100,000	18,100,000
Series EGL 14 0012, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (b)(e)	8,200,000	8,200,000
Series EGL 14 0045, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (b)(e)	16,800,000	16,800,000
Series Putters 1920, 0.04% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,985,000	7,985,000
Series Putters 3691, 0.04% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,425,000	1,425,000
Series Putters 4420, 0.03% 8/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	600,000	600,000
Series RBC O 72, 0.02% 8/7/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	1,000,000	1,000,000
Series ROC II R 14021, 0.02% 8/7/15 (Liquidity Facility Citibank NA) (b)(e)	1,500,000	1,500,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999 B, 0.02% 8/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,500,000	5,500,000
		418,176,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.16% 8/7/15, VRDN (b)	1,400,000	1,400,000
Pennsylvania - 0.3%
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.23% 8/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,105,000	2,105,000
Texas - 0.2%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.13% 8/3/15, VRDN (b)	200,000	200,000
Series 2009 A, 0.13% 8/3/15, VRDN (b)	300,000	300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.): - continued
Series 2010 B, 0.13% 8/3/15, VRDN (b)	$ 300,000	$ 300,000
Series 2010 C, 0.13% 8/3/15, VRDN (b)	150,000	150,000
		950,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $426,031,000)		426,031,000
Other Municipal Debt - 22.4%

Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.08%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (b)	2,600,000	2,600,000
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.24% tender 8/6/15, CP mode	1,500,000	1,500,000
Massachusetts - 21.8%
Auburn Gen. Oblig. BAN 1.25% 9/15/15	1,200,000	1,201,654
Beverly Gen. Oblig. BAN 1.25% 4/23/16	1,000,000	1,007,609
Cambridge Gen. Oblig. Bonds Series 2013, 3% 2/15/16	1,900,000	1,928,772
Concord & Carlisle Reg'l. School District BAN 1.5% 3/16/16	2,000,000	2,016,409
Danvers Gen. Oblig. BAN 1% 8/21/15	1,500,000	1,500,659
Eastham Massachusetts BAN 2% 6/30/16	2,000,000	2,030,370
Gloucester Gen. Oblig. BAN 1% 8/14/15	1,800,000	1,800,570
Holden Massachusetts Gen. Oblig. BAN 2% 6/17/16	2,200,000	2,232,691
Lexington Gen. Oblig. BAN Series 2015 B, 1.25% 6/10/16	1,366,000	1,376,499
Marblehead Gen. Oblig. BAN:
1% 8/7/15	1,700,000	1,700,248
2% 8/5/16 (a)	1,200,000	1,220,100
Marlborough Gen. Oblig. BAN 1.5% 6/17/16	3,805,229	3,846,135
Massachusetts Clean Wtr. Trust Bonds:
Series 2004 A, 5.25% 8/1/15	125,000	125,000
Series 2012 B, 4% 8/1/15	1,000,000	1,000,000
Series 2014, 5% 8/1/15	3,900,000	3,900,000
Series 9, 5.5% 8/1/15	300,000	300,000
Massachusetts Dev. Fin. Agcy. Series 5, 0.09% 8/6/15, LOC TD Banknorth, NA, CP	900,000	900,000
Massachusetts Dev. Fin. Agcy. Rev. 0.04% 8/3/15, LOC JPMorgan Chase Bank, CP	1,300,000	1,300,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig. Bonds:
Series 2002 C, 5.5% 11/1/15	$ 400,000	$ 405,193
Series 2004 B, 5.25% 8/1/15	1,060,000	1,060,000
Series 2004 C, 3.85% 8/1/15	1,400,000	1,400,000
Series 2005 B, 5% 8/1/15	3,135,000	3,135,000
Series 2005 C:
4.3% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	1,100,000	1,103,891
5% 9/1/15	350,000	351,381
5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	200,000	200,767
5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	1,970,000	1,977,978
5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	1,825,000	1,832,443
Series 2008 A, 5% 9/1/15	2,090,000	2,098,483
Series 2009 B, 5% 7/1/16	2,440,000	2,544,687
Series 2010 C:
4% 12/1/15	300,000	303,761
5% 12/1/15	1,190,000	1,208,928
Series 2014 C, 1.25% 8/1/15	5,600,000	5,600,000
Series 2014 D, 0.02% 2/1/16 (b)	2,000,000	2,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.07% tender 8/4/15, CP mode	1,500,000	1,500,000
0.07% tender 8/6/15, CP mode	1,900,000	1,900,000
0.08% tender 9/8/15, CP mode	2,000,000	2,000,000
0.08% tender 10/5/15, CP mode	1,700,000	1,700,000
0.08% tender 10/8/15, CP mode	1,200,000	1,200,000
Series 2008 H2:
0.07% tender 8/3/15, CP mode	1,900,000	1,900,000
0.07% tender 9/3/15, CP mode	1,900,000	1,900,000
0.08% tender 9/9/15, CP mode	1,400,000	1,400,000
0.08% tender 9/21/15, CP mode	1,800,000	1,800,000
0.08% tender 10/6/15, CP mode	1,400,000	1,400,000
Series 2009 A, 5% 11/15/15	1,000,000	1,014,050
Series 2010 A, 5% 10/1/15	1,400,000	1,410,917
Series EE:
0.05% 9/17/15, CP	2,000,000	2,000,000
0.06% 8/3/15, CP	2,900,000	2,900,000
0.07% 8/11/15, CP	2,000,000	2,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.42% tender 8/19/15, CP mode	1,300,000	1,300,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.): - continued
Series 1993 B, 0.5% tender 8/24/15, CP mode	$ 2,000,000	$ 2,000,000
Massachusetts Port Auth. Rev. Series 2012 A, 0.09% 9/10/15, LOC TD Banknorth, NA, CP	2,000,000	2,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series 2015 A, 5% 1/15/16	10,000,000	10,223,324
Series A:
0.06% 8/4/15, LOC Bank of America NA, CP	2,600,000	2,600,000
0.09% 10/5/15, LOC Bank of America NA, CP	3,800,000	3,800,000
Series B:
0.08% 10/13/15, LOC Citibank NA, CP	2,400,000	2,400,000
0.09% 10/5/15, LOC Citibank NA, CP	3,400,000	3,400,000
Series C:
0.09% 8/3/15, LOC Barclays Bank PLC, CP	1,000,000	1,000,000
0.09% 9/1/15, LOC Barclays Bank PLC, CP	2,000,000	2,000,000
0.1% 8/5/15, LOC Barclays Bank PLC, CP	2,000,000	2,000,000
0.11% 9/4/15, LOC Barclays Bank PLC, CP	1,200,000	1,200,000
0.12% 10/6/15, LOC Barclays Bank PLC, CP	2,000,000	2,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series 2014 D, 5%	1,075,000	1,075,000
Series 1999, 0.09% 8/6/15, LOC State Street Bank & Trust Co., Boston, CP	2,200,000	2,200,000
Series 99, 0.08% 8/6/15, LOC State Street Bank & Trust Co., Boston, CP	2,000,000	2,000,000
Peabody Gen. Oblig. BAN 1.25% 3/24/16	1,900,000	1,913,205
Pittsfield Gen. Oblig. BAN:
1.25% 4/1/16	1,500,000	1,510,579
1.5% 4/1/16	2,000,000	2,016,191
Quincy Gen. Oblig. BAN:
1.25% 1/22/16	2,900,000	2,915,180
2% 6/17/16	3,121,000	3,167,652
Revere Gen. Oblig. BAN 1.25% 4/15/16	1,600,000	1,611,930
Shrewsbury Gen. Oblig.:
BAN 2% 7/29/16	1,700,000	1,728,048
Bonds 4% 8/15/15	1,625,000	1,627,402
Somerville Gen. Oblig. BAN Series 2015 B, 1.5% 6/10/16	3,200,000	3,233,668
Westborough Gen. Oblig. BAN 1% 8/14/15	1,600,000	1,600,506
Westfield Gen. Oblig. BAN 1.25% 4/1/16	1,300,000	1,309,342
Worcester Gen. Oblig.:
BAN:
1% 12/17/15	1,500,000	1,504,740
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Worcester Gen. Oblig.: - continued
BAN:
1.25% 12/17/15	$ 1,000,000	$ 1,004,206
Bonds Series 2012, 4% 11/1/15	1,000,000	1,009,535
		147,984,703
TOTAL OTHER MUNICIPAL DEBT (Cost $152,084,703)		152,084,703
Investment Company - 13.5%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.02% (c)(d) (Cost $91,628,689)	91,628,689	91,628,689
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $669,744,392)		669,744,392
NET OTHER ASSETS (LIABILITIES) - 1.3%		8,850,627
NET ASSETS - 100%		$ 678,595,019
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 17,929
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $578,115,703)	$ 578,115,703
Fidelity Central Funds (cost $91,628,689)	91,628,689
Total Investments (cost $669,744,392)		$ 669,744,392
Cash		9,805,624
Receivable for fund shares sold		121,701
Interest receivable		838,600
Distributions receivable from Fidelity Central Funds		1,665
Receivable from investment adviser for expense reductions		17,967
Other receivables		757
Total assets		680,530,706

Liabilities
Payable for investments purchased
Regular delivery	$ 500,000
Delayed delivery	1,220,100
Payable for fund shares redeemed	166,597
Distributions payable	741
Accrued management fee	48,069
Other affiliated payables	180
Total liabilities		1,935,687

Net Assets		$ 678,595,019
Net Assets consist of:
Paid in capital		$ 678,510,754
Distributions in excess of net investment income		(33)
Accumulated undistributed net realized gain (loss) on investments		84,298
Net Assets		$ 678,595,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2015 (Unaudited)

Massachusetts AMT Tax-Free Money Market:
Net Asset Value, offering price and redemption price per share ($214,833,882 ÷ 214,456,573 shares)	$ 1.00

Institutional Class:
Net Asset Value, offering price and redemption price per share ($463,660,937 ÷ 463,026,837 shares)	$ 1.00

Service Class:
Net Asset Value, offering price and redemption price per share ($100,200 ÷ 100,062 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Interest		$ 242,368
Income from Fidelity Central Funds		17,929
Total income		260,297

Expenses
Management fee	$ 705,611
Transfer agent fees	233,473
Distribution and service plan fees	125
Independent trustees' compensation	1,450
Total expenses before reductions	940,659
Expense reductions	(715,304)	225,355
Net investment income (loss)		34,942
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		71,098
Net increase in net assets resulting from operations		$ 106,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,942	$ 77,348
Net realized gain (loss)	71,098	223,411
Net increase in net assets resulting from operations	106,040	300,759
Distributions to shareholders from net investment income	(34,975)	(77,313)
Distributions to shareholders from net realized gain	-	(191,037)
Total distributions	(34,975)	(268,350)
Share transactions - net increase (decrease)	(41,701,215)	(97,697,929)
Total increase (decrease) in net assets	(41,630,150)	(97,665,520)

Net Assets
Beginning of period	720,225,169	817,890,689
End of period (including distributions in excess of net investment income of $33 and undistributed net investment income of $0, respectively)	$ 678,595,019	$ 720,225,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Massachusetts AMT Tax-Free Money Market

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)F	-	-	-	-	-	-
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain	-	- F	- F	- F	-	-
Total distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.04%	.02%	.02%	.01%	.01%
Ratios to Average Net Assets D, E
Expenses before reductions	.30%A	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.06%A	.07%	.10%	.17%	.17%	.28%
Expenses net of all reductions	.06%A	.06%	.10%	.17%	.17%	.28%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 214,834	$ 235,903	$ 250,871	$ 272,374	$ 290,104	$ 353,510

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.001
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.001
Distributions from net investment income	- F	- F	- F	- F	- F	(.001)
Distributions from net realized gain	-	- F	- F	- F	-	-
Total distributions	- F	- F	- F	- F	- F	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.04%	.02%	.02%	.02%	.09%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.07%A	.07%	.10%	.17%	.15%	.20%
Expenses net of all reductions	.06%A	.06%	.10%	.17%	.15%	.20%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.03%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 463,661	$ 484,222	$ 566,873	$ 660,561	$ 982,481	$ 1,263,867

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)F	-	-	-	-	-	-
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain	-	- F	- F	- F	-	-
Total distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.04%	.02%	.02%	.01%	.01%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.06%A	.06%	.10%	.18%	.17%	.28%
Expenses net of all reductions	.06%A	.06%	.10%	.18%	.16%	.28%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100	$ 100	$ 146	$ 94	$ 534	$ 1,036

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

1. Organization.

Fidelity®Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of Massachusetts..

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax cost	$ 669,744,392

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Massachusetts AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$ 125	$ -

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of Massachusetts AMT Tax-Free Money Market, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. Massachusetts AMT Tax-Free Money Market pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
Massachusetts AMT Tax-Free Money Market	$ 113,284
Institutional Class	120,165
Service Class	24
$ 233,473

During the period, the investment adviser or its affiliates waived a portion of these fees.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $124,140 and $26, respectively.

Semiannual Report

5. Expense Reductions - continued

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Amount
Massachusetts AMT Tax-Free Money Market	$ 267,319
Institutional Class	321,465
Service Class	192

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,162.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2015	Year ended January 31, 2015
From net investment income
Massachusetts AMT Tax-Free Money Market	$ 11,182	$ 24,529
Institutional Class	23,788	52,770
Service Class	5	14
Total	$ 34,975	$ 77,313
From net realized gain
Massachusetts AMT Tax-Free Money Market	$ -	$ 61,845
Institutional Class	-	129,158
Service Class	-	34
Total	$ -	$ 191,037

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between funds:

	Six months ended July 31, 2015	Year ended January 31, 2015
Massachusetts AMT Tax-Free Money Market Shares sold	28,929,033	68,833,614
Reinvestment of distributions	10,459	81,141
Shares redeemed	(50,015,867)	(83,905,639)
Net increase (decrease)	(21,076,375)	(14,990,884)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Six months ended July 31, 2015	Year ended January 31, 2015
Institutional Class Shares sold	60,349,153	106,197,119
Reinvestment of distributions	20,147	156,392
Shares redeemed	(80,994,145)	(189,014,381)
Net increase (decrease)	(20,624,845)	(82,660,870)
Service Class Shares sold	-	-
Reinvestment of distributions	5	48
Shares redeemed	-	(46,223)
Net increase (decrease)	5	(46,175)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMA-SANN-0915
1.8540004.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 25, 2015